SEGMENTS (Tables)	6 Months Ended
Jun. 30, 2015
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	Generics		Specialty
	Three months ended June 30,		Three months ended June 30,
	2015	2014	2015	2014

	U.S.$ in millions		U.S.$ in millions

Revenues	$2,466	$2,515	$2,090	$2,027
Gross profit	1,198	1,049	1,808	1,768
R&D expenses	134	125	220	211
S&M expenses	335	388	457	481
Segment profit	$729	$536	$1,131	$1,076

	Generics		Specialty
	Six months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014

	U.S.$ in millions		U.S.$ in millions

Revenues	$5,087	$4,913	$4,046	$4,141
Gross profit	2,482	2,092	3,486	3,611
R&D expenses	245	248	435	437
S&M expenses	709	805	943	978
Segment profit	$1,528	$1,039	$2,108	$2,196

	Three months ended		Six months ended
	June 30,		June 30,
	2015	2014	2015	2014

	U.S.$ in millions

Generic medicines profit	$729	$536	$1,528	$1,039
Specialty medicines profit	1,131	1,076	2,108	2,196
Total segment profit	1,860	1,612	3,636	3,235
Profit of other activities	56	66	106	117
Total profit	1,916	1,678	3,742	3,352
Amounts not allocated to segments:
Amortization	214	256	434	541
General and administrative expenses	325	302	632	604
Legal settlements and loss contingencies	384	26	611	55
Impairments, restructuring and others	285	143	584	200
Other unallocated amounts	46	26	70	55

Consolidated operating income	662	925	1,411	1,897
Financial expenses - net	41	78	233	159
Consolidated income before income taxes	$621	$847	$1,178	$1,738

Segment revenues by geographic area:
	Three months ended June 30,		Six months ended June 30,

	2015	2014	2015	2014

	U.S.$ in millions
Generic Medicines
United States	$1,326	$1,068	$2,765	$2,116
Europe*	665	814	1,345	1,632
Rest of the World	475	633	977	1,165
Total Generic Medicines	2,466	2,515	5,087	4,913
Specialty Medicines
United States	1,622	1,419	3,101	2,949
Europe*	378	501	783	983
Rest of the World	90	107	162	209
Total Specialty Medicines	2,090	2,027	4,046	4,141
Other Revenues
United States	4	50	7	101
Europe*	157	206	339	413
Rest of the World	249	247	469	478
Total Other Revenues	410	503	815	992
Total Revenues	$4,966	$5,045	$9,948	$10,046

*	All members of the European Union, Switzerland, Norway, Albania and the countries of former Yugoslavia.

Schedule of net sales by product line
Net revenues from specialty medicines:

	Three months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014

	U.S. $ in millions

CNS	$1,353	$1,271	$2,573	$2,684
Copaxone®	1,054	939	1,978	2,009
Azilect®	105	103	212	217
Nuvigil®	91	88	176	189
Respiratory	253	257	518	487
ProAir®	128	133	252	247
QVAR®	83	74	181	145
Oncology	293	284	557	546
Treanda®	179	181	336	361
Women's health	110	128	239	252
Other Specialty	81	87	159	172
Total Specialty Medicines	$2,090	$2,027	$4,046	$4,141